Related party disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Management Compensation [Abstract]
Salary and related expenses	$ 1,622	$ 1,870	$ 1,421
Pension contributions	85	61	0
Share-based compensation expense	7,444	1,227	590
Other compensation	0	260	0
Key management compensation	$ 9,151	$ 3,418	$ 2,011
Key Management [Member]
Related Party Transactions [Abstract]
Number of options granted (in shares)		0